Business Combination, Significant Transaction and Sale of Business (Details) - USD ($) $ in Thousands	Dec. 31, 2017 [1]	Dec. 31, 2016	Oct. 31, 2016	Jul. 11, 2016	Jun. 30, 2015	Apr. 14, 2015
Business Acquisition [Line Items]
Net assets, excluding cash acquired	$ (1,822)	$ 2,174
Non-controlling interest		(1,209)
Intangible assets	1,149	2,370
Deferred tax liability		(493)
Goodwill	1,723	6,042
Total assets acquired	$ 1,050	$ 8,884
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired						$ (405)
Non-controlling interest						(989)
Intangible assets						1,249
Goodwill						1,966
Total assets acquired						$ 1,821
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired					$ 1,182
Non-controlling interest					(3,590)
Intangible assets					3,675
Goodwill					5,260
Total assets acquired					$ 6,527
Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired				$ 15
Non-controlling interest				(14,012)
Intangible assets				22,439
Deferred tax liability				(5,610)
Goodwill				17,718
Total assets acquired				$ 20,550
Shavit Software Ltd [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired			$ 533
Intangible assets			3,489
Deferred tax liability			(871)
Goodwill			3,685
Total assets acquired			$ 6,836

[1]	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.